ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	$ 14,195	$ 13,858
Less: Allowance for doubtful accounts	(3,797)	(5,437)	$ (5,486)	$ (4,591)
Accounts receivable, net	$ 10,398	$ 8,421